Consolidated Statement of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities
(Loss)/profit for the year	$ (27,879)	$ 5,581	$ (281)
Income tax expense	(6,258)	5,338
Finance income	(9)
Finance expense	3,395	600
Transaction costs		5,800
Impairment of goodwill	11,092
Impairment of assets	10,191
Depreciation of property, plant and equipment	420	103
Amortization of intangible assets	840	548
Gain on sale of assets	(1,356)
Decrease/(increase) in trade and other receivables	11,457	(21,007)
Increase in trade and other payables	5,822	8,074	186
Increase in provisions	1,182	1,339
Net cash (used in)/from operating activities	8,897	6,376	(95)
Cash flows from investing activities
Finance income	9	13
Proceeds on sale of property plant and equipment	2,297		(3)
Purchase of property plant and equipment	(1,101)	(94)
Investment in capital projects	(17,823)	(18,060)
Cash acquired received from acquisitions		1,485
Acquisitions		(10,080)
Net cash (used in)/from investing activities	(16,618)	(26,736)	(3)
Cash flows from financing activities
Finance lease borrowings	519
Finance lease repayments	(181)
Financing agreements	2,000	330
Loans from related parties	770	19,818	126
Repayment of bank loan	(1,023)
Finance expense	(3,395)
Funds received from issuing shares		167
Costs from listing		(11,469)
Funds received from listing		22,456
Net cash from/(used in) financing activities	(1,310)	31,302	126
Net (decrease)/increase in cash and cash equivalents	(9,031)	10,942	28
Cash and cash equivalents at the beginning of the year	10,970	28
Cash and cash equivalents at the end of the year	$ 1,939	$ 10,970	$ 28